Annual Total Returns [BarChart] - Pro-Blend(R) Conservative Term Series - CLASS S	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	2.57%
Annual Return 2012	8.76%
Annual Return 2013	7.64%
Annual Return 2014	4.10%
Annual Return 2015	(3.06%)
Annual Return 2016	4.25%
Annual Return 2017	8.92%
Annual Return 2018	(2.24%)
Annual Return 2019	12.96%
Annual Return 2020	10.49%